Note 20 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$460	$-	$460	$-
Interest rate swaps-liability position	(7,093)	-	(7,093)	-
Total	$(6,633)	$-	$(6,633)	$-

	December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts- liability position	$(406)	$-	$(406)	$-
Interest rate swaps-liability position	(4,145)	-	(4,145)	-
Interest rate swaps-asset position	3,429	-	3,429	-
Cross-currency rate swaps-liability position	(10,166)	-	(10,166)	-
Total	$(11,288)	$-	$(11,288)	$-